Segment Information (Details) - Schedule of Reportable Segment Gross Profit to the Group’s Loss Before Tax - Reportable Segments [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Information (Details) - Schedule of Reportable Segment Gross Profit to the Group’s Loss Before Tax [Line Items]
Gross profit	$ 10,291,898	$ 9,351,493	$ 9,041,755
Selling and marketing expenses	(8,369,739)	(11,569,386)	(8,013,933)
General and administrative expenses	(17,080,251)	(17,365,313)	(11,017,765)
Consultancy and professional fees	(1,725,675)	(2,114,707)	(6,120,494)
Government grants	2,325,960	4,318,726	2,546,360
Finance costs	(268,517)	(552,751)	(2,679,763)
Finance income	18,959	15,036	145,107
Share of loss of a joint venture (note17)	(213,805)	(283,055)	(94,210)
Fair value change of warrants liabilities	(575,224)	6,697,574
Recapitalization expense		(48,521,756)
Foreign exchange loss, net	(2,656,846)	(3,129,330)	(1,558,780)
Other income	3,242,597	2,825,374	41,419
Loss before tax	$ (15,010,643)	$ (60,328,095)	$ (17,710,304)